Columbia Variable Portfolio – Small Cap Value Fund
Third Quarter Report
September 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Small Cap Value Fund, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 100.2%
Issuer	Shares	Value ($)
Communication Services 3.9%
Diversified Telecommunication Services 0.3%
Bandwidth, Inc., Class A(a)	65,560	1,147,955
Entertainment 1.0%
Gaia, Inc.(a)	247,465	1,205,154
IMAX Corp.(a)	91,560	1,877,896
Playstudios, Inc.(a)	417,172	629,930
Vivid Seats, Inc., Class A(a)	338,156	1,251,177
Total		4,964,157
Interactive Media & Services 0.7%
Bumble, Inc., Class A(a)	224,860	1,434,607
Shutterstock, Inc.	58,930	2,084,354
Total		3,518,961
Media 0.8%
Ibotta, Inc.(a)	38,222	2,354,857
Innovid Corp.(a)	902,042	1,623,676
Total		3,978,533
Wireless Telecommunication Services 1.1%
Telephone and Data Systems, Inc.	107,115	2,490,424
United States Cellular Corp.(a)	47,543	2,598,225
Total		5,088,649
Total Communication Services		18,698,255
Consumer Discretionary 12.6%
Automobile Components 1.5%
Gentherm, Inc.(a)	36,103	1,680,595
Modine Manufacturing Co.(a)	28,869	3,833,514
Visteon Corp.(a)	20,730	1,974,325
Total		7,488,434
Broadline Retail 0.6%
Articore Group Ltd.(a)	2,289,842	625,318
Kohl’s Corp.	104,280	2,200,308
Total		2,825,626
Distributors 0.0%
Educational Development Corp.(a)	120,531	282,043
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Consumer Services 1.1%
American Public Education, Inc.(a)	139,214	2,053,406
Stride, Inc.(a)	35,893	3,062,032
Total		5,115,438
Hotels, Restaurants & Leisure 0.3%
Everi Holdings, Inc.(a)	107,914	1,417,990
Household Durables 3.7%
Cavco Industries, Inc.(a)	8,377	3,587,366
Century Communities, Inc.	30,560	3,147,069
Hamilton Beach Brands Holding Co.	96,233	2,928,370
iRobot Corp.(a)	68,100	591,789
Landsea Homes Corp.(a)	116,962	1,444,481
Legacy Housing Corp.(a)	84,482	2,310,583
Lifetime Brands, Inc.	164,895	1,078,413
Lovesac Co. (The)(a)	45,900	1,315,035
Universal Electronics, Inc.(a)	153,677	1,418,439
Total		17,821,545
Leisure Products 1.4%
Latham Group, Inc.(a)	175,405	1,192,754
Malibu Boats, Inc., Class A(a)	25,745	999,164
Polaris, Inc.	28,793	2,396,729
Topgolf Callaway Brands Corp.(a)	199,740	2,193,145
Total		6,781,792
Specialty Retail 1.6%
1-800-Flowers.com, Inc., Class A(a)	98,638	782,199
Beyond, Inc.(a)	56,700	571,536
Brilliant Earth Group, Inc., Class A(a)	166,407	356,111
Citi Trends, Inc.(a)	41,531	762,925
Leslie’s, Inc.(a)	387,200	1,223,552
Lulu’s Fashion Lounge Holdings, Inc.(a)	320,471	512,754
National Vision Holdings, Inc.(a)	100,973	1,101,615
ThredUp, Inc., Class A(a)	1,145,038	964,122
Zumiez, Inc.(a)	62,310	1,327,203
Total		7,602,017

Columbia Variable Portfolio – Small Cap Value Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Small Cap Value Fund, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 2.4%
Canada Goose Holdings, Inc.(a)	128,580	1,611,107
Capri Holdings Ltd.(a)	49,170	2,086,775
Culp, Inc.(a)	105,818	693,108
Fossil Group, Inc.(a)	491,368	574,901
Movado Group, Inc.	81,277	1,511,752
PVH Corp.	24,200	2,440,086
Steven Madden Ltd.	54,274	2,658,883
Total		11,576,612
Total Consumer Discretionary		60,911,497
Consumer Staples 1.6%
Beverages 0.6%
Duckhorn Portfolio, Inc. (The)(a)	248,000	1,440,880
MGP Ingredients, Inc.	18,150	1,510,988
Total		2,951,868
Consumer Staples Distribution & Retail 0.5%
Andersons, Inc. (The)	47,417	2,377,488
Food Products 0.2%
Mission Produce, Inc.(a)	94,888	1,216,464
Personal Care Products 0.3%
Honest Co., Inc. (The)(a)	377,001	1,345,894
Total Consumer Staples		7,891,714
Energy 5.5%
Energy Equipment & Services 2.2%
Natural Gas Services Group, Inc.(a)	127,372	2,434,079
Newpark Resources, Inc.(a)	199,106	1,379,804
Pason Systems, Inc.	167,179	1,647,747
Patterson-UTI Energy, Inc.	516,080	3,948,012
Profire Energy, Inc.(a)	391,695	658,048
Tetra Technologies, Inc.(a)	204,939	635,311
Total		10,703,001
Oil, Gas & Consumable Fuels 3.3%
CVR Energy, Inc.	86,660	1,995,780
Delek U.S. Holdings, Inc.	116,492	2,184,225
Kinetik Holdings, Inc.	65,023	2,942,941
Magnolia Oil & Gas Corp., Class A	119,980	2,929,912
Murphy Oil Corp.	114,351	3,858,203
Common Stocks (continued)
Issuer	Shares	Value ($)
Ring Energy, Inc.(a)	844,602	1,351,363
W&T Offshore, Inc.	154,423	332,009
Total		15,594,433
Total Energy		26,297,434
Financials 21.0%
Banks 11.2%
Bank of Marin Bancorp	57,858	1,162,367
BankUnited, Inc.	116,892	4,259,544
Banner Corp.	51,806	3,085,565
Capital Bancorp, Inc.	68,756	1,767,717
Central Pacific Financial Corp.	71,379	2,106,394
CNB Financial Corp.	32,754	788,061
Columbia Banking System, Inc.	150,962	3,941,618
Community Trust Bancorp, Inc.	27,092	1,345,389
Community West Bancshares	69,304	1,334,795
First Community Corp.	73,707	1,580,278
First Financial Corp.	33,554	1,471,343
Heritage Financial Corp.	86,853	1,890,790
Hilltop Holdings, Inc.	21,472	690,540
HomeStreet, Inc.	117,421	1,850,555
Northrim BanCorp, Inc.	44,939	3,200,556
Popular, Inc.	52,928	5,307,091
Provident Financial Holdings, Inc.	71,218	1,021,978
Riverview Bancorp, Inc.	174,485	821,824
Sierra Bancorp	67,927	1,961,732
Southern First Bancshares, Inc.(a)	56,594	1,928,723
Towne Bank	93,017	3,075,142
WaFd, Inc.	98,303	3,425,860
Western New England Bancorp, Inc.	197,247	1,676,599
Zions Bancorp	91,980	4,343,296
Total		54,037,757
Capital Markets 0.8%
StoneX Group, Inc.(a)	45,706	3,742,407
Consumer Finance 0.6%
PROG Holdings, Inc.	59,208	2,870,996
Financial Services 4.6%
Alerus Financial Corp.	77,299	1,768,601
Banco Latinoamericano de Comercio Exterior SA, Class E	38,820	1,261,262
Columbia Variable Portfolio – Small Cap Value Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Small Cap Value Fund, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Cass Information Systems, Inc.	22,287	924,465
Essent Group Ltd.	114,523	7,362,684
EVERTEC, Inc.	51,740	1,753,468
International Money Express, Inc.(a)	81,822	1,512,889
Payoneer Global, Inc.(a)	506,067	3,810,684
Security National Financial Corp., Class A(a)	95,279	876,567
Western Union Co. (The)	261,580	3,120,649
Total		22,391,269
Insurance 2.5%
Global Indemnity Group LLC	68,975	2,292,039
Greenlight Capital Re Ltd., Class A(a)	115,346	1,574,473
Horace Mann Educators Corp.	78,288	2,736,166
Mercury General Corp.	60,626	3,818,225
ProAssurance Corp.(a)	120,973	1,819,434
Total		12,240,337
Mortgage Real Estate Investment Trusts (REITS) 1.3%
Dynex Capital, Inc.	166,200	2,120,712
Orchid Island Capital, Inc.	119,150	979,413
Two Harbors Investment Corp.	225,570	3,130,912
Total		6,231,037
Total Financials		101,513,803
Health Care 7.3%
Biotechnology 2.2%
Apellis Pharmaceuticals, Inc.(a)	110,279	3,180,446
BioCryst Pharmaceuticals, Inc.(a)	211,337	1,606,161
Celcuity, Inc.(a)	64,414	960,413
Enanta Pharmaceuticals, Inc.(a)	63,778	660,740
Lexicon Pharmaceuticals, Inc.(a)	489,543	768,583
Olema Pharmaceuticals, Inc.(a)	74,418	888,551
SpringWorks Therapeutics, Inc.(a)	49,125	1,573,965
uniQure NV(a)	180,780	891,245
Total		10,530,104
Health Care Equipment & Supplies 1.2%
Inogen, Inc.(a)	161,523	1,566,773
LivaNova PLC(a)	81,336	4,273,394
Total		5,840,167
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 0.8%
Castle Biosciences, Inc.(a)	50,495	1,440,118
Enhabit, Inc.(a)	122,367	966,699
Fulgent Genetics, Inc.(a)	62,621	1,360,754
Total		3,767,571
Health Care Technology 1.3%
GoodRx Holdings, Inc., Class A(a)	309,393	2,147,187
Teladoc Health, Inc.(a)	311,010	2,855,072
TruBridge, Inc.(a)	91,632	1,095,919
Total		6,098,178
Life Sciences Tools & Services 0.3%
Codexis, Inc.(a)	487,880	1,502,670
Pharmaceuticals 1.5%
ANI Pharmaceuticals, Inc.(a)	32,379	1,931,731
Perrigo Co. PLC	144,340	3,786,039
Supernus Pharmaceuticals, Inc.(a)	56,317	1,755,964
Total		7,473,734
Total Health Care		35,212,424
Industrials 16.7%
Aerospace & Defense 1.6%
Moog, Inc., Class A	29,268	5,912,721
Triumph Group, Inc.(a)	141,526	1,824,270
Total		7,736,991
Air Freight & Logistics 0.3%
Radiant Logistics, Inc.(a)	236,651	1,521,666
Building Products 1.9%
AZZ, Inc.	47,332	3,910,096
UFP Industries, Inc.	40,136	5,266,245
Total		9,176,341
Commercial Services & Supplies 1.1%
ACCO Brands Corp.	194,703	1,065,025
Healthcare Services Group, Inc.(a)	113,600	1,268,912
HNI Corp.	60,063	3,233,792
Total		5,567,729

Columbia Variable Portfolio – Small Cap Value Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Small Cap Value Fund, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 0.9%
GrafTech International Ltd.(a)	573,163	756,575
Shoals Technologies Group, Inc., Class A(a)	271,000	1,520,310
Thermon(a)	70,562	2,105,570
Total		4,382,455
Ground Transportation 1.6%
Marten Transport Ltd.	125,815	2,226,925
Schneider National, Inc., Class B	121,790	3,475,887
Werner Enterprises, Inc.	51,440	1,985,070
Total		7,687,882
Machinery 3.0%
Energy Recovery, Inc.(a)	78,807	1,370,454
Greenbrier Companies, Inc. (The)	53,576	2,726,483
Hurco Companies, Inc.	65,947	1,389,503
John Bean Technologies Corp.	44,820	4,415,218
Mueller Industries, Inc.	46,944	3,478,550
Stratasys Ltd.(a)	132,851	1,103,992
Total		14,484,200
Marine Transportation 1.8%
Costamare, Inc.	161,705	2,542,003
Kirby Corp.(a)	51,608	6,318,367
Total		8,860,370
Passenger Airlines 0.3%
Sun Country Airlines Holdings, Inc.(a)	124,693	1,397,809
Professional Services 3.2%
Alight, Inc., Class A(a)	532,898	3,943,445
IBEX Holdings Ltd.(a)	90,281	1,803,814
Korn/Ferry International	68,510	5,154,693
MAXIMUS, Inc.	26,100	2,431,476
TaskUS, Inc., Class A(a)	148,633	1,920,338
Total		15,253,766
Trading Companies & Distributors 1.0%
BlueLinx Holdings, Inc.(a)	13,889	1,464,178
H&E Equipment Services, Inc.	31,457	1,531,327
Karat Packaging, Inc.	69,678	1,803,964
Total		4,799,469
Total Industrials		80,868,678
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 9.9%
Communications Equipment 1.5%
Applied Optoelectronics, Inc.(a)	216,526	3,098,487
Lumentum Holdings, Inc.(a)	64,178	4,067,602
Total		7,166,089
Electronic Equipment, Instruments & Components 3.3%
Airgain, Inc.(a)	142,731	1,076,192
FARO Technologies, Inc.(a)	79,031	1,512,653
IPG Photonics Corp.(a)	27,890	2,072,785
Luna Innovations, Inc.(a)	494,895	1,163,003
Methode Electronics, Inc.	84,879	1,015,153
OSI Systems, Inc.(a)	18,459	2,802,630
Powerfleet, Inc.(a)	397,229	1,986,145
SmartRent, Inc.(a)	516,360	893,303
Vishay Precision Group, Inc.(a)	35,616	922,454
Vontier Corp.	71,690	2,418,821
Total		15,863,139
IT Services 0.8%
Kyndryl Holdings, Inc.(a)	162,507	3,734,411
Semiconductors & Semiconductor Equipment 2.1%
Aehr Test Systems(a)	81,293	1,044,615
Cohu, Inc.(a)	73,228	1,881,960
inTEST Corp.(a)	72,770	531,221
MagnaChip Semiconductor Corp.(a)	144,056	672,742
Navitas Semiconductor Corp.(a)	315,890	773,930
Synaptics, Inc.(a)	59,320	4,602,046
Valens Semiconductor Ltd.(a)	299,587	659,091
Total		10,165,605
Software 2.0%
Cerence, Inc.(a)	175,708	553,480
Clear Secure, Inc., Class A	103,913	3,443,677
Cognyte Software Ltd.(a)	152,247	1,033,757
Expensify, Inc., Class A(a)	462,420	906,343
Mitek Systems, Inc.(a)	135,328	1,173,294
Red Violet, Inc.(a)	67,270	1,913,831
Upland Software, Inc.(a)	266,147	662,706
Total		9,687,088
Columbia Variable Portfolio – Small Cap Value Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Small Cap Value Fund, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 0.2%
Nano Dimension Ltd., ADR(a)	535,036	1,310,838
Total Information Technology		47,927,170
Materials 8.8%
Chemicals 1.8%
Aspen Aerogels, Inc.(a)	66,571	1,843,351
Chemours Co. LLC (The)	163,411	3,320,512
Tronox Holdings PLC, Class A	226,413	3,312,422
Total		8,476,285
Construction Materials 1.2%
Summit Materials, Inc., Class A(a)	154,513	6,030,642
Containers & Packaging 0.5%
Greif, Inc., Class A	36,631	2,295,299
Metals & Mining 4.9%
Ampco-Pittsburgh Corp.(a)	228,700	457,400
Capstone Copper Corp.(a)	440,145	3,443,184
Centerra Gold, Inc.	338,280	2,428,703
ERO Copper Corp.(a)	106,691	2,375,294
Ferroglobe PLC	327,419	1,519,224
Hudbay Minerals, Inc.	292,457	2,690,055
MAG Silver Corp.(a)	147,733	2,078,716
MP Materials Corp.(a)	242,895	4,287,097
Radius Recycling, Inc., Class A	107,628	1,995,423
Torex Gold Resources, Inc.(a)	129,374	2,468,958
Total		23,744,054
Paper & Forest Products 0.4%
Clearwater Paper Corp.(a)	44,604	1,272,998
Glatfelter Corp.(a)	382,454	688,417
Total		1,961,415
Total Materials		42,507,695
Real Estate 8.3%
Diversified REITs 0.7%
American Assets Trust, Inc.	124,241	3,319,719
Health Care REITs 0.3%
Universal Health Realty Income Trust	28,130	1,286,947
Common Stocks (continued)
Issuer	Shares	Value ($)
Hotel & Resort REITs 1.1%
Park Hotels & Resorts, Inc.	206,800	2,915,880
RLJ Lodging Trust	268,542	2,465,216
Total		5,381,096
Office REITs 1.2%
Brandywine Realty Trust	331,550	1,803,632
Highwoods Properties, Inc.	122,170	4,093,917
Total		5,897,549
Real Estate Management & Development 2.1%
Cushman & Wakefield PLC(a)	343,410	4,680,678
Douglas Elliman, Inc.(a)	591,689	1,082,791
Newmark Group, Inc., Class A	274,762	4,267,054
Total		10,030,523
Retail REITs 1.0%
Macerich Co. (The)	268,040	4,889,050
Specialized REITs 1.9%
Outfront Media, Inc.	205,640	3,779,663
PotlatchDeltic Corp.	116,182	5,233,999
Total		9,013,662
Total Real Estate		39,818,546
Utilities 4.6%
Electric Utilities 1.0%
TXNM Energy, Inc.	112,558	4,926,664
Gas Utilities 2.4%
National Fuel Gas Co.	83,325	5,050,328
RGC Resources, Inc.	82,838	1,869,654
UGI Corp.	174,860	4,374,997
Total		11,294,979
Multi-Utilities 1.2%
Black Hills Corp.	52,035	3,180,379
Northwestern Energy Group, Inc.	48,069	2,750,508
Total		5,930,887
Total Utilities		22,152,530
Total Common Stocks (Cost $453,805,457)		483,799,746

Columbia Variable Portfolio – Small Cap Value Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Small Cap Value Fund, September 30, 2024 (Unaudited)
Money Market Funds 0.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(b),(c)	90,144	90,135
Total Money Market Funds (Cost $90,135)		90,135
Total Investments in Securities (Cost: $453,895,592)		483,889,881
Other Assets & Liabilities, Net		(791,440)
Net Assets		483,098,441
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	435,115	67,779,022	(68,123,961)	(41)	90,135	909	42,036	90,144
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Small Cap Value Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7024_12_C01_(11/24)